UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                    (Zip Code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1.	REPORT TO STOCKHOLDERS.

Semi-Annual Report 2016
For the period from September 1, 2015 through February 29, 2016
(Unaudited)

SCS Tactical Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SCS Tactical Allocation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The SCS Tactical Allocation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the SCS Tactical Allocation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the SCS Tactical Allocation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: foreign securities risk, depository receipts, fixed income risk, interest rate risk, large-cap company risk, micro-cap and non-cap securities risk, management style risk, manager risk, market risk, risks of investing in corporate debt securities, risks of investing in municipal securities, risks related to investing in other investment companies, risks of investing in REITs, and small-cap and mid-cap securities risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2016.

For More Information on Your SCS Tactical Allocation Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of February 29, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 51.88%

Consumer Discretionary - 5.02%
*	Red Robin Gourmet Burgers, Inc.	3,400	$221,340
			221,340
Consumer Staples - 22.47%
	Constellation Brands, Inc.	1,050	148,501
	Kimberly-Clark Corp.	1,720	224,116
	McCormick & Co., Inc.	2,200	205,172
*	PURE Bioscience, Inc.	335,026	412,082
			989,871
Financials - 9.07%
*	Berkshire Hathaway, Inc.	1,355	181,800
	The GEO Group, Inc.	7,500	217,800
			399,600
Health Care - 6.17%
*	Advaxis, Inc.	33,400	182,364
*	Jaguar Animal Health, Inc.	30,000	51,900
*	Ritter Pharmaceuticals, Inc.	26,000	37,700
			271,964
Information Technology - 9.15%
*	Alphabet, Inc.	279	194,678
	Apple, Inc.	1,645	159,055
	SilverSun Technologies, Inc.	25,351	49,181
			402,914

	Total Common Stocks (Cost $2,227,363)		2,285,689

FOREIGN EQUITY- 0.00%
*	Phorm Corp. Ltd.	200	-

	Total Foreign Equity (Cost $39)		-

CLOSED-END FUNDS- 9.39%
	Nuveen Floating Rate Income Fund	23,500	219,255
	Nuveen Short Duration Credit Opportunities Fund	13,887	194,279

	Total Closed-End Funds (Cost $477,026)		413,534

EXCHANGE-TRADED PRODUCT- 3.77%
	PowerShares Senior Loan Portfolio	7,500	165,900

	Total Exchange-Traded Product (Cost $181,287)		165,900

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016
Value (Note 1)

Interest	Maturity
MUNICIPAL BOND- 0.00%	Principal	Rate	Date
York County Industrial Development Authority +	$15,000	8.500%	12/1/2035	$225

Total Municipal Bond (Cost $14,043)	225

CORPORATE BOND- 5.63%
Morgan Stanley Fixed Income (c) - S&P 500
Stock Index	300,000	11.000%	8/29/2034	248,250

Total Corporate Bond (Cost $298,192)	248,250

CONVERTIBLE BONDS- 3.92%
ə	Millenium Healthcare, Inc. (a)(b)(d)	117,647	0.000%	8/1/2015	-
Societe Generale SA (c) - 30 Year CMS
Rate and 2 Year CMS Rate	200,000	10.000%	12/30/2033	172,660

Total Convertible Bonds (Cost $240,233)	172,660

Strike	Exercise
WARRANTS- 1.41%	Shares	Price	Date
Biondvax Pharmaceuticals Ltd. (b)	4,268	$6.25	5/1/2019	4,707
CryoPort, Inc. (b)	15,600	5.12	7/24/2020	6,552
CVSL, Inc. (a)(b)	33,300	3.75	3/4/2020	-
Millenium Healthcare, Inc. (a)(b)	78,431	0.75	6/26/2019	-
PURE Bioscience, Inc. (a)(b)	106,000	0.75	8/27/2019	50,880
SilverSun Technologies, Inc. (a)(b)	11,765	5.30	3/9/2020	-

Total Warrants (Cost $316)	62,139

SHORT-TERM INVESTMENT - 23.81%
§	Fidelity Institutional Money Market Funds
Money Market Portfolio - 0.35%	1,048,747	1,048,747

Total Short-Term Investment (Cost $1,048,747)	1,048,747

Total Value of Investments (Cost $4,487,246) - 99.81%	$4,397,144

Other Assets Less Liabilities - 0.19%	8,381

Net Assets - 100%	$4,405,525

(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2016

§	Represents 7 day effective yield	The following acronym is used in this portfolio:
*	Non-income producing investment	CMS - Constant Maturity Swap Rate
+	Defaulted Bond
ə	Rule 144-A Security

(a)
Securities for which market quotations are not readily available.  The aggregate value of such securities is $50,880 or 1.15% of net assets, and they have been fair valued under procedures approved by the Fund's Board of Trustees.

(b)	Restricted securities. The aggregate value of such securities is 1.41% of net assets, and they have been fair valued under procedures established by the Fund's Board of Trustees (note 7).
(c)
Structured Notes.  There are several risks associated with the use of structured notes.  Structured notesare leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument.  A highly liquid secondary market may not exist for the structured notes in which the Fund invests, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them.  In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation.  A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

(d)
The Millennium Healthcare, Inc. Bond (the "Bond") was due to mature on August 1, 2015.  The Fund was entitled to receive principal payments in four installments for the sale of the Bond.  As of February 29, 2016, the remaining unpaid principal balance of the Bond is $40,233, and it is being fair valued at $0.00 by the Board of Trustees.

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	5.02%	$221,340
	Consumer Staples	22.47%	989,871
	Financials	9.07%	399,600
	Health Care	6.17%	271,964
	Information Technology	9.15%	402,914
	Foreign Equity	0.00%	-
	Closed-End Funds	9.39%	413,534
	Exchange-Traded Product	3.77%	165,900
	Municipal Bond	0.00%	225
	Corporate Bond	5.63%	248,250
	Convertible Bonds	3.92%	172,660
	Warrants	1.41%	62,139
	Short-Term Investment	23.81%	1,048,747
	Other Assets Less Liabilities	0.19%	8,381
	Total	100.00%	$4,405,525

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 29, 2016

Assets:
Investments, at value (cost $4,487,246)	$4,397,144
Receivables:
Investments sold	9,542
Fund shares sold	133
Dividends and interest	4,711
Prepaid expenses:
Fund accounting fees	2,338
Registration and filing expenses	2,204
Compliance fees	673
Security pricing fees	255

Total assets	4,417,000

Liabilities:
Fund shares repurchased	4,659
Accrued expenses:
Custody fees	2,264
Advisory fees	1,422
Distribution and service fees	784
Shareholder fulfillment expenses	755
Insurance fees	620
Trustee fees and meeting expenses	575
Professional fees	332
Administration fees	64

Total liabilities	11,475

Total Net Assets	$4,405,525

Net Assets Consist of:
Paid in Capital	$4,930,469
Accumulated net investment loss	(105,428)
Accumulated net realized loss on investments	(329,414)
Net unrealized depreciation on investments	(90,102)

Total Net Assets	$4,405,525
Shares Outstanding, no par value (unlimited authorized shares)	444,936
Net Asset Value and Redemption Price Per Share	$9.90

Maximum Offering Price Per Share ($9.90 ÷ 95.25%)	$10.39

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statement of Operations
(Unaudited)

For the period ended February 29, 2016

Investment Income:
Interest	$16,482
Dividends	39,088

Total Investment Income	55,570

Expenses:
Advisory fees (note 2)	23,156
Fund accounting fees (note 2)	13,658
Professional fees	13,550
Administration fees (note 2)	11,996
Transfer agent fees (note 2)	10,500
Distribution and service fees (note 3)	5,789
Compliance fees (note 2)	5,221
Custody fees (note 2)	4,243
Shareholder fulfillment expenses	4,226
Trustee fees and meeting expenses	3,978
Registration and filing expenses	3,816
Insurance fees	746
Security pricing fees	497

Total Expenses	101,376

Advisory fees waived (note 2)	(8,757)

Net Expenses	92,619

Net Investment Loss	(37,049)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	150,964
Net change in unrealized depreciation on investments	(156,500)

Net Realized and Unrealized Loss on Investments	(5,536)

Net Decrease in Net Assets Resulting from Operations	$(42,585)

See Notes to Financial Statements

SCS Tactical Allocation Fund

Statements of Changes in Net Assets

	February 29,	August 31,
For the period or year ended	2016 (a)	2015

Operations:
Net investment loss	$(37,049)	$(81,934)
Net realized gain (loss) from investment transactions	150,964	(462,759)
Net change in unrealized depreciation on investments	(156,500)	(598,354)

Net Decrease in Net Assets Resulting from Operations	(42,585)	(1,143,047)

Distributions to Shareholders:
Net investment income	-	(341,299)
Net realized gains	-	-

Decrease in Net Assets Resulting from Distributions	-	(341,299)

Beneficial Interest Transactions:
Shares sold	876,901	1,082,917
Reinvested dividends and distributions	-	341,299
Shares Repurchased	(997,958)	(1,677,574)

Decrease from Beneficial Interest Transactions	(121,057)	(253,358)

Net Decrease in Net Assets	(163,642)	(1,737,704)

Net Assets:
Beginning of period	4,569,167	6,306,871
End of period	$4,405,525	$4,569,167

Accumulated Net Investment Loss	$(105,428)	$(68,379)

Share Information:
Shares Sold	86,223	101,674
Reinvested Distributions	-	31,987
Shares Repurchased	(98,282)	(157,633)
Net Decrease in Shares of Beneficial Interest	(12,059)	(23,972)

(a) Unaudited.

See Notes to Financial Statements

SCS Tactical Allocation Fund

Financial Highlights

For a share outstanding during the	February 29,		August 31,
fiscal years or periods ended	2016 (f)		2015	2014	2013		2012 (d)

Net Asset Value, Beginning of Period	$10.00		$13.11	$11.30	$10.32		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.08)	(g)	(0.18)	(0.08)	0.05		0.11
Net realized and unrealized gain (loss)
on investments	(0.02)	(g)	(2.21)	2.30	1.10		0.21

Total from Investment Operations	(0.10)		(2.39)	2.22	1.15		0.32

Less Distributions to Shareholders:
Net investment income	-		-	-	(0.17)		-
Net realized gains	-		(0.72)	(0.41)	-		-

Total Distributions	-		(0.72)	(0.41)	(0.17)		-

Net Asset Value, End of Period	$9.90		$10.00	$13.11	$11.30		$10.32

Total Return (c)	(1.00)%	(b)	(18.58)%	19.56%	11.42%	(e)	3.20%	(b)(e)

Net Assets, End of Period (in thousands)	$4,406		$4,569	$6,307	$3,958		$1,597

Ratios of:
Gross Expenses to Average Net Assets (e)	4.95%	(a)	4.42%	3.78%	6.20%		13.24%	(a)
Net Expenses to Average Net Assets (e)	3.99%	(a)	4.00%	3.72%	3.47%		1.65%	(a)
Net Investment Income (Loss) to Average	(3.99)%	(a)	(1.54)%	(0.73)%	0.38%		2.46%	(a)
Net Assets

Portfolio turnover rate	33.18%	(b)	118.35%	156.28%	116.45%		67.51%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Total return does not reflect sales charge, if any.
(d)	For a share outstanding during the period from February 9, 2012 (Date of Initial Public Investment) to August 31, 2012.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Unaudited.
(g)	Calculated using the average shares method.

See Notes to Financial Statements

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The SCS Tactical Allocation Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on February 9, 2012.

The Fund seeks to achieve its investment objective of capital appreciation by investing in a mix of equity securities and fixed income securities, which the Fund's investment advisor, Sentinel Capital Solutions, Inc. (the "Advisor"), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of Directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of February 29, 2016 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$2,285,689	$2,285,689	$-	$-
Foreign Equity	-	-	-	-
Closed-End Funds	413,534	413,534	-	-
Exchange-Traded Product	165,900	165,900	-	-
Municipal Bond	225	-	225	-
Corporate Bond	248,250	-	248,250	-
Convertible Bonds	172,660	-	172,660	-
Warrants	62,139	-	62,139	-
Short-Term Investment	1,048,747	1,048,747	-	-
Total	$4,397,144	$3,913,870	$483,274	$-
*Refer to Schedule of Investments for breakdown by Industry
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended February 29, 2016.  The Fund did not hold any Level 3 securities during the period.  It is the Fund's policy to record transfers at the end of the period.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust level expenses, which are allocated according to methods reviewed and approved annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
(continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor based upon the average daily net assets of the Fund and calculated at the annual rate as shown in Schedule A.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses to ensure that the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed a specified percentage of the daily average net assets for Fund shares. For the period ended February 29, 2016, the expense limitation percentage for the fund was 3.75%.  The advisory fee rate, as well as the advisory fees waived and expenses reimbursed for the period ended February 29, 2016, are included in Schedule A provided below.

Schedule A:	Rate	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets
All assets	1.00%	$ 8,757	$ -

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%
Next $1 billion	0.040%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $2 billion	0.030%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.
(continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended February 29, 2016, $5,789 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended February 29, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$1,289,767	$2,225,674
There were no long-term purchases or sales of U.S Government Obligations during the six month period ended February 29, 2016.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years/period of August 31, 2015, August 31, 2014, and August 31, 2013.  As of and during the period ended February 29, 2016, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

(continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

Distributions during the period or fiscal year ended were characterized for tax purposes as follows:

	Distributions from
For the Period or Fiscal Year Ended	Ordinary Income	Long-Term- Capital Gains
02/29/2016	$-	$-
08/31/2015	$201,612	$139,687

At February 29, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 4,487,246

Unrealized Appreciation	526,779
Unrealized Depreciation	(616,881)
Net Unrealized Depreciation	(90,102)

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects the risk of loss to be remote.

7.	Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933.  The Fund may invest in restricted securities that are consistent with the Fund's investment strategy.  The Fund will not invest in a restricted security if the investment results in more than 15% of the Fund's net assets being invested in illiquid securities.  Investments in restricted securities are valued at fair value under procedures approved by the Fund's Board of Trustees.

(continued)

SCS Tactical Allocation Fund

Notes to Financial Statements
(Unaudited)

As of February 29, 2016, the Fund was invested in the following restricted securities:

Security	Initial Purchase Date	Shares/Par	Cost	Value	% of Net Assets
Biondvax Pharmaceuticals Ltd.	5/12/2015	4,268	$43	$4,707	0.11%
Cryoport, Inc.	7/24/2015	15,600	$156	$6,552	0.15%
CVSL, Inc. Warrants	2/27/2015	33,300	$0	$0	0.00%
Millenium Healthcare, Inc. Convertible Bond	6/24/2014	117,647	$40,233	$0	0.00%
Millenium Healthcare, Inc. Warrants	6/24/2014	78,431	$0	$0	0.00%
PURE Bioscience, Inc.	8/27/2014	106,000	$0	$50,880	1.15%
SilverSun Technologies, Inc.	3/4/2015	11,765	$118	$0	0.00%

8.	Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended February 29, 2016.

During the period, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 through February 29, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

SCS Tactical Allocation Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 990.00	$19.74
	$1,000.00	$1,005.04	$19.89
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by 182/366 (to reflect the one-half year period).

SCS Tactical Allocation Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Sentinel Capital Solutions
116 South Franklin Street	38 S. Potomac Street
Post Office Box 69	Suite 203
Rocky Mount, North Carolina 27802-0069	Hagerstown, Maryland 21740

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	sentinelcapitalsolutions.com

Item 2.	CODE OF ETHICS.

Not applicable.
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.
Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.
Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 25, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 25, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

Date: April 25, 2016	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer SCS Tactical Allocation Fund